ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses and other current liability consist of the following:

	December 31,
	2020	2019
Accrued expenses	$317	$454
Tax payables	126	168
Customer advances	118	83
Accrued lease liability, current portion	391	66
Acquisition liability	126	718
Other current liabilities	77	159
Total	$1,155	$1,648